OTHER FINANCIAL ITEMS, NET (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) newbuild	Dec. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)
Other financial items, net:
Impairment of loan		$ (15,010,000)	$ 0	$ 0
Financing arrangement fees and other costs		(1,841,000)	(7,157,000)	(5,632,000)
Amortization of deferred financing costs and debt guarantee		(3,082,000)	(2,459,000)	(1,120,000)
Foreign exchange loss on operations		(2,126,000)	(1,200,000)	(1,583,000)
Other		(25,000)	(295,000)	0
Other financial items, net		(118,604,000)	(74,094,000)	38,219,000
Current vessel market valuation		125,000,000
Repayment of short-term loan granted to third party		400,000	$ 0	2,469,000
Line of Credit | Secured debt | $1.125 billion newbuild facility
Other financial items, net:
Maximum borrowing capacity		1,125,000,000			$ 1,125,000,000
Number of newbuild vessels funded by debt facility | newbuild			8
PT Perusahaan Pelayaran Equinox | Loan Receivable, Bridge Loan Facility | Other Receivables, Prepaid Expenses and Accrued Income [Member]
Other financial items, net:
Face amount of note receivable	$ 80,000,000.0
PT Perusahaan Pelayaran Equinox | Loans Receivable
Other financial items, net:
Note receivable, term	10 years
Repayment of short-term loan granted to third party		138,500,000
PT Perusahaan Pelayaran Equinox | Loans Receivable | Other Noncurrent Assets
Other financial items, net:
Face amount of note receivable	$ 53,000,000
PT Perusahaan Pelayaran Equinox | Notes Receivable | Other Receivables, Prepaid Expenses and Accrued Income [Member]
Other financial items, net:
Revolving credit facility, maximum available	$ 5,000,000
Interest rate swap
Other financial items, net:
Mark-to-market adjustment on derivatives		(12,798,000)	$ (28,996,000)	56,461,000
Interest rate swap cash settlements		(15,797,000)	(20,424,000)	(10,626,000)
Equity
Other financial items, net:
Mark-to-market adjustment on derivatives		(67,925,000)	(13,657,000)	0
Foreign exchange contract
Other financial items, net:
Mark-to-market adjustment on derivatives		$ 0	$ 94,000	$ 719,000